Cash, Cash Equivalents and Investments	12 Months Ended
Mar. 01, 2014
Cash, Cash Equivalents and Investments
CASH, CASH EQUIVALENTS AND INVESTMENTS
The components of cash, cash equivalents and investments were as follows:

	Cost Basis	Unrealized Gains	Unrealized Losses	Other-than- temporary Impairment	Fair Value	Cash and Cash Equivalents	Short-term Investments	Long-term Investments
As at March 1, 2014
Bank balances	$708	$—	$—	—	$708	$708	$—	$—
Bankers’ acceptances/Bearer deposit notes	392	—	—	—	392	332	60	—
Commercial paper	15	—	—	—	15	15	—	—
U.S. treasury bills/notes	879	—	—	—	879	253	626	—
Non-U.S. treasury bills/notes	480	—	—	—	480	241	239	—
Non-U.S. government sponsored enterprise notes	55	—	—	—	55	30	25	—
Corporate notes/bonds	4	—	—	—	4	—	—	4
Auction-rate securities	41	1	—	(6)	36	—	—	36
Other investments	89	—	—	—	89	—	—	89
	$2,663	$1	$—	$(6)	$2,658	$1,579	$950	$129
As at March 2, 2013
Bank balances	$431	$—	$—	$—	$431	$431	$—	$—
Money market funds	5	—	—	—	5	5	—	—
Bankers’ acceptances/Bearer deposit notes	114	—	—	—	114	114	—	—
Non-U.S. government promissory notes	50	—	—	—	50	50	—	—
Term deposits/certificates	157	—	—	—	157	132	25	—
Commercial paper	629	—	—	—	629	534	95	—
Non-U.S. treasury bills/notes	282	—	—	—	282	233	49	—
U.S. treasury bills/notes	619	—	—	—	619	—	602	17
U.S. government sponsored enterprise notes	156	—	—	—	156	10	146	—
Non-U.S. government sponsored enterprise notes	26	—	—	—	26	26	—	—
Corporate notes/bonds	217	1	—	—	218	14	186	18
Asset-backed securities	102	—	—	—	102	—	2	100
Auction rate securities	41	1	—	(6)	36	—	—	36
Other investments	50	—	—	—	50	—	—	50
	$2,879	$2	$—	$(6)	$2,875	$1,549	$1,105	$221

As at March 1, 2014, the Company's other investments consisted of cost method investments of $4 million (March 2, 2013 -$4 million) and equity method investments of $85 million (March 2, 2013 -$46 million).
Realized gains and losses on available-for-sale securities comprise the following:

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Realized gains	$—	$11	$1
Realized losses	—	—	—
Net realized gains	$—	$11	$1

The contractual maturities of available-for-sale investments as at March 1, 2014 were as follows:

	Cost Basis	Fair Value
Due in one year or less	$1,821	$1,821
Due in one to five years	4	4
Due after five years	35	36
	$1,860	$1,861

As at March 1, 2014 and March 2, 2013, the Company had no investments with continuous unrealized losses.
The Company engages in limited securities lending to generate fee income. Collateral, which exceeds the market value of the loaned securities, is retained by the Company until the underlying security has been returned to the Company. As at March 1, 2014, the Company had loaned securities (which are included in short-term investments) with a market value of approximately $100 million (March 2, 2013 - nil) consisting of non-U.S. treasury bills/notes, to major Canadian banks. The Company holds collateral with a market value that exceeds the value of securities lent, consisting of non-U.S. treasury bills/notes issued by the federal and provincial governments of Canada.
In valuing the auction rate securities, the Company used a multi-year investment horizon and considered the underlying risk of the securities and the current market interest rate environment. The Company has the ability and intent to hold these securities until such time that market liquidity returns to normal levels, and does not consider the principal or interest amounts on these securities to be materially at risk. As there is uncertainty as to when market liquidity for auction rate securities will return to normal, the Company has classified the auction rate securities as long-term investments on the consolidated balance sheets as at March 1, 2014 and March 2, 2013.